Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Goodwill

	RMB’000	US$’000

Cost
At January 1, 2017, December 31, 2017, January 1, 2018 and December 31, 2018	218,311	32,632

Accumulated impairment
At January 1, 2017, December 31, 2017, January 1, 2018 and December 31, 2018	5,675	848

Net carrying amount
At December 31, 2017 and December 31, 2018	212,636	31,784

Carrying Amount of Goodwill Allocated to Cash-generating Unit	Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Yuchai	212,636	212,636	31,784